DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

March 11, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 464 to the Registration Statement on Form N-1A of Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF (to be renamed Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF), Xtrackers Investment Grade Bond - Interest Rate Hedged ETF (to be renamed Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF) and Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF (to be renamed Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF) (each, a “Fund,” and collectively, the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 464 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 12, 2020. No fees are required in connection with this filing.

The Amendment is being filed for the Funds principally to reflect: (i) new Fund names; (ii) new Fund investment objectives; (iii) new Fund underlying indexes; (iv) the modification of the Funds’ 80% investment policies; (v) the addition of related risk disclosure; and (vi) a reduction in each Fund’s unitary advisory fee. The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on September 26, 2019 in Post-Effective Amendment No. 457 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/ James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP